Changes in equity and earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Changes in Issued Capital and Treasury Shares
The tables below summarize the changes in issued capital and treasury shares during 2021:

Issued capital
Issued capital	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736

Of which:
Ordinary shares	1 737
Restricted shares	282

	Treasury shares		Result on the use of treasury shares
Treasury shares	Million shares	Million US dollar	Million US dollar
At the end of the previous year	47.0	(4 911)	(3 530)
Changes during the period	(8.8)	917	(836)

	38.2	(3 994)	(4 366)

Summary of Changes in Other Comprehensive Income Reserves
The changes in the other comprehensive income reserves are as follows:

			Post-
	Translation	Hedging	employment	Total OCI
Million US dollar	Reserves	reserves	benefits	Reserves
As per 1 January 2021	(29 234)	376	(1 983)	(30 841)

Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(4 320)	—	—	(4 320)
Cash flow hedges	—	105	—	105
Re-measurements of post-employment benefits	—	—	479	479

Other comprehensive income/(loss)	(4 320)	105	479	(3 736)

As per 31 December 2021	(33 554)	481	(1 504)	(34 577)

The increase in translation reserves is primarily related to the combined effect of the weakening of the closing rates of the Colombian pesos, the Peruvian Sol, the South African rand and the Mexican pesos, partially offset by the weakening of the closing rate of the Euro, which resulted in a foreign exchange translation adjustment of 4 320m US dollar as of 31 December 2021 (decrease of equity).

			Post-
	Translation	Hedging	employment	Total OCI
Million US dollar	Reserves	reserves	benefits	Reserves
As per 1 January 2020	(19 936)	397	(1 740)	(21 279)

Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(9 943)	—	—	(9 943)
Cash flow hedges	—	198	—	198
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture	645	(219)	—	426
Re-measurements of post-employment benefits	—	—	(243)	(243)

Other comprehensive income/(loss)	(9 298)	(21)	(243)	(9 562)

As per 31 December 2020	(29 234)	376	(1 983)	(30 841)

			Post-
	Translation	Hedging	employment	Total OCI
Million US dollar	Reserves	reserves	benefits	Reserves
As per 1 January 2019	(21 079)	494	(1 567)	(22 152)

Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	1 143	—	—	1 143
Cash flow hedges	—	(97)	—	(97)
Re-measurements of post-employment benefits	—	—	(173)	(173)

Other comprehensive income/(loss)	1 143	(97)	(173)	873

As per 31 December 2019	(19 936)	397	(1 740)	(21 279)

Summary of Basic and Diluted Earnings Per Share
The calculation of basic earnings per share for 2021 is based on the profit attributable to equity holders of AB InBev of 4 670m US dollar (2020: 1 405m US dollar; 2019: 9 171m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2021	2020	2019
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 972	1 959	1 957
Effect of stock lending	30	30	25
Effect of delivery of treasury shares	4	9	2

Weighted average number of ordinary and restricted shares at 31 December	2 007	1 998	1 984

The calculation of diluted earnings per share for 2021 is based on the profit attributable to equity holders of AB InBev of 4 670m US dollar (2020: 1 405m US dollar; 2019: 9 171m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2021	2020	2019
Weighted average number of ordinary and restricted shares at 31 December	2 007	1 998	1 984
Effect of share options, warrants and restricted stock units	38	39	42

Weighted average number of ordinary and restricted shares (diluted) at 31 December	2 045	2 037	2 026

The calculation of earnings per share from continuing operations before exceptional items is based on the profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBevThe calculation of the Underlying EPS is based on the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit attributable to equity holders of AB InBev to the profit from continuing operations before exceptional items and discontinued operations attributable to equity holders of AB InBev, and to the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev is presented as follows:

Million US dollar	2021	2020	2019
Profit attributable to equity holders of AB InBev	4 670	1 405	9 171
Exceptional items, before taxes (refer to Note 8)	614	3 103	323
Exceptional finance income/(cost), before taxes (refer to Note 11)	806	1 738	(882)
Exceptional taxes (refer to Note 8)	(346)	(155)	6
Exceptional non-controlling interest (refer to Note 8)	(20)	(228)	(108)
Profit from discontinued operations (refer to Note 21)	—	(2 055)	(424)
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	5 723	3 807	8 086
Mark-to-market (losses)/gains on certain derivatives related to the hedging of share-based payment programs (refer to Note 11)	23	1 211	(898)
Hyperinflation impacts	28	4	7

Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	5 774	5 022	7 196

Summary of Calculation of EPS
The table below sets out the EPS calculation:

Million US dollar	2021	2020	2019
Profit attributable to equity holders of AB InBev	4 670	1 405	9 171
Weighted average number of ordinary and restricted shares	2 007	1 998	1 984

Basic EPS from continuing and discontinued operations	2.33	0.70	4.62

Profit/(loss) from continuing operations attributable to equity holders of AB InBev	4 670	(650)	8 748
Weighted average number of ordinary and restricted shares	2 007	1 998	1 984

Basic EPS from continuing operations	2.33	(0.33)	4.41

Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	5 723	3 807	8 086
Weighted average number of ordinary and restricted shares	2 007	1 998	1 984

Basic EPS from continuing operations before exceptional items	2.85	1.91	4.08

Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	5 774	5 022	7 196
Weighted average number of ordinary and restricted shares	2 007	1 998	1 984

Underlying EPS	2.88	2.51	3.63

Profit attributable to equity holders of AB InBev	4 670	1 405	9 171
Weighted average number of ordinary and restricted shares (diluted)	2 045	2 037	2 026

Diluted EPS from continuing and discontinued operations	2.28	0.69	4.53

Profit/(loss) from continuing operations attributable to equity holders of AB InBev	4 670	(650)	8 748
Weighted average number of ordinary and restricted shares (diluted)	2 045	1 998	2 026

Diluted EPS from continuing operations	2.28	(0.33)	4.32

Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	5 723	3 807	8 086
Weighted average number of ordinary and restricted shares (diluted)	2 045	2 037	2 026

Diluted EPS from continuing operations before exceptional items	2.80	1.87	3.99